Trillium All Cap Fund
Trillium All Cap Fund
Investment Objective
The Trillium All Cap Fund (the "All Cap Fund" or "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the All Cap Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Trillium All Cap Fund	Institutional Class	Retail Class
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Trillium All Cap Fund		Institutional Class	Retail Class
Management Fees		0.70%	0.70%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (includes a 0.10% shareholder servicing fee for the Retail Class)	[1]	0.57%	0.67%
Total Annual Fund Operating Expenses		1.27%	1.62%
Fee Waiver and/or Expense Reimbursement/Recoupment		(0.37%)	(0.37%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	0.90%	1.25%
[1]	"Other Expenses" are based on estimated customary Fund expenses for the current fiscal year.
[2]	Trillium Asset Management, LLC ("Trillium" or the "Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Institutional Class to 0.90% and for the Retail Class to 1.25% of the Fund's average daily net assets (the "Expense Caps"). The Expense Caps are indefinite, but will remain in effect until at least October 31, 2018. The Expense Caps may be terminated at any time by the Trust's Board of Trustees (the "Board") upon 60 days' notice to the Adviser, or by the Adviser with consent of the Board. The Adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years. This reimbursement may be requested if the aggregate amount actually paid by the All Cap Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement.

Example
This Example is intended to help you compare the cost of investing in the All Cap Fund with the cost of investing in other mutual Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual Expense Cap for the first year only).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Trillium All Cap Fund - USD ($)	1 Year	3 Years
Institutional Class	92	366
Retail Class	127	475

Portfolio Turnover
The All Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund's performance. As the Fund has not yet commenced operations, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies
Under normal conditions, the All Cap Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The equity securities in which the Fund may invest are not limited in the range of market capitalizations and economic sectors, but must meet the Adviser's sustainability criteria. The Adviser seeks stocks with high quality characteristics and strong environmental, social, and governance ("ESG") records. Trillium defines high-quality characteristics to include:

• Financial Statement Integrity

• Conservative Debt Management

• Positive and Growing Cash Flow from Operations

• Sector-leading policies and performance related to key ESG Issues

When selecting securities for the Fund, the Adviser conducts bottom-up financial analysis that includes a review of environmental, social, and governance issues and how they may impact stock valuation or performance. ESG factors reflect a variety of key sustainability issues that can influence company risks and opportunities and span a range of metrics including board diversity, climate change policies, and supply chain and human rights policies. Companies that meet our ESG requirements or sustainability criteria typically have strong sustainability data and policy reporting, for example publishing a comprehensive corporate sustainability report. These companies may have strong board diversity, such as two or more women on the board. ESG criteria may be somewhat different industry by industry. For example, in the apparel industry we would seek companies with a comprehensive supply chain code of conduct and monitoring. In the energy industry, we would seek companies with solid worker safety records and environmental management programs.

The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including indirectly through American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Fund's foreign holdings may include companies domiciled in emerging markets as well as companies domiciled in developed markets. The Adviser may sell stocks for several reasons, including when the stock no longer meets its ESG criteria or when the security declines in value and no longer reflects the investment thesis defined by the analyst or if the security rises well beyond the capitalization range of the product.

Principal Investment Risks
There is the risk that you could lose all or a portion of your investment in the All Cap Fund. The following risks could affect the value of your investment in the Fund:

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Equity Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

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Foreign Securities and Emerging Markets Risk: Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between United States and foreign regulatory practices. Because securities of foreign issuers generally will not be registered with the Securities and Exchange Commission ("SEC"), and such issuers will generally not be subject to the SEC's reporting requirements, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies. Additionally, with respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund invests in issuers located in emerging countries, these risks may be more pronounced.

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General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issues in other countries or regions.

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Large Companies Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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Management Risk: The Adviser may fail to implement the Fund's investment strategies or meet its investment objective. There is no guarantee that the Adviser's judgments about the attractiveness, value and potential appreciation of particular investments in which the Fund invests will be correct or produce the desired results.

•	New Fund Risk: The Fund is new and has no operating history, and there can be no guarantee that the Fund will grow to or maintain an economically viable size.

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Small and Mid-Sized Company Risk: Investments in small to mid-sized companies may be speculative and volatile and involve greater risks than are customarily associated with larger companies. Small to mid-sized companies may be subject to greater market risk and have less trading liquidity than larger companies. They may also have limited product lines, markets, or financial resources. For these reasons, investors should expect the Fund to be more volatile than the Fund that invests exclusively in large-capitalization companies.

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Sustainability (ESG) Policy Risk: The Fund's ESG policy could cause it to perform differently compared to similar funds that do not have such a policy in certain market conditions. The application of the Adviser's social and environmental standards may affect the Fund's exposure to certain issuers, industries, sectors, and factors that may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.

Performance
Because the All Cap Fund has not commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance. Accordingly, performance information is not provided at this time. Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.